Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - $ / shares		6 Months Ended
	Jun. 15, 2021	Jun. 30, 2023
Restricted Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		3,417,484
Granted, Number of Shares	518,706
Forfeited, Number of Shares		(1,175,521)
Vested, Number of Shares		(281,542)
Ending Balance, Number of Shares		1,960,421
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 7.39
Forfeited, Weighted Average Grant Date Fair Value per Share		7.13
Vested, Weighted Average Grant Date Fair Value per Share		8.62
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 7.37
Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		2,719,136
Granted, Number of Shares		601,181
Forfeited, Number of Shares		(78,557)
Vested, Number of Shares		(859,022)
Ending Balance, Number of Shares		2,382,738
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.12
Granted, Weighted Average Grant Date Fair Value per Share		4.02
Forfeited, Weighted Average Grant Date Fair Value per Share		4.27
Vested, Weighted Average Grant Date Fair Value per Share		4.22
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.05
Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		17,819
Vested, Number of Shares		(5,941)
Ending Balance, Number of Shares		11,878
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.27
Granted, Weighted Average Grant Date Fair Value per Share		4.27
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.27
Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		1,849,942
Granted, Number of Shares		2,572,965
Forfeited, Number of Shares		(5,057)
Ending Balance, Number of Shares		4,417,850
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 3.53
Granted, Weighted Average Grant Date Fair Value per Share		2.12
Forfeited, Weighted Average Grant Date Fair Value per Share		3.54
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 2.71